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                                 Cash Accumulation Trust
                                   100 Mulberry Street
                              Gateway Center Three, 4th Floor
                               Newark, New Jersey 07102-4077



                                                     December 3, 1999

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

RE:  Cash Accumulation Trust (the "Fund")
     Registration Nos. 2-91889 and 811-4060
     --------------------------------------

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (1) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 27 to the Fund's registration statement, and (2) that the text of Post-Effective Amendment No. 27 to the Fund's registration statement was filed electronically via the EDGAR system on December 1, 1999.

                                     Sincerely,



                                     /s/ Robert C. Rosselot
                                     ----------------------
                                     Robert C. Rosselot
                                     Secretary